UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES - SEC Oil and Gas Reserve Information other (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) MBoe	Dec. 31, 2016 USD ($) MBoe	Dec. 31, 2015 USD ($) MBoe
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Proved undeveloped reserves (MBoe)	31,335	16,997	14,895
Increase in proved undeveloped reserves	14,338
Decrease in proved reserves	1,972	2,141	6,068
Extensions and discoveries (MBoe)	12,386	7,500	3,336
Revisions of previous estimates	2,534
Conversion to proved developed reserves	3,948
Duration over which future development costs expects to fund with operating cash flows	5 years
Future development costs associated with proved undeveloped reserves | $	$ 508,500
Net cash flow | $	$ 647,309	$ 310,285	$ 379,909
Expected duration within which reserves will be spud	5 years
Revisions of previous estimates (MBoe)	(1,972)	(2,141)	(6,068)
Eagle Ford
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Decrease in proved reserves	1,972	2,141
Extensions and discoveries (MBoe)	12,386	7,500	3,303
Purchases of reserves in-place	10,678
Revisions of previous estimates (MBoe)	(1,972)	(2,141)
Revisions of previous estimates (as a percent)		100.00%
Extensions and discoveries (as a percent)		100.00%	99.00%
Mississippian/Woodford formation
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Decrease in proved reserves			5,900
Revisions of previous estimates (MBoe)			(5,900)
Revisions of previous estimates (as a percent)			97.00%
Undeveloped reserves | Eagle Ford
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Extensions and discoveries	10,140